(LOSS) INCOME PER SHARE	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
(LOSS) INCOME PER SHARE

Note 13 - (LOSS) INCOME PER SHARE

(Loss) Income per Common Share

The following table sets forth the information needed to compute basic and diluted net (loss) income per share for the three months ended March 31, 2024 and 2023:

	March 31, 2024	March 31, 2023
Basic Net (Loss) Income per common share:
Net (Loss) Income	$(10,367)	$4,775
Weighted average number of common shares-basic	60,260,282	45,104,515
Net (Loss) Income per share, basic	$(0.17)	$0.11

Diluted Net (Loss) Income per common share:
Net (Loss) Income available to common stockholders	$(10,367)	$4,775
Weighted average number of common shares-basic	60,260,282	45,104,515
Dilutive effect related to stock options and warrants	-	3,351,481
Weighted average diluted shares outstanding	60,260,282	48,455,996
Net (Loss) Income per share, diluted	$(0.17)	$0.10

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	March 31, 2024	March 31, 2023
Warrants	24,510,575	10,923,915
Restricted stock units	162,125	111,015
Options	2,315,299	-
Weighted average number of common shares-basic	26,987,999	11,034,930

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)